Schedule of key assumptions used for carrying value and recoverable amount (Details) - Midatech pharma (wales) limited [member] - Cash-generating units [member]	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Pre-tax discount rate for all projects	21.00%
Cumulative probability of success of all projects	59.00%